Material partly-owned subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 41	$ 39	$ 37
Revenue	4,543	4,254	4,174
Profit (loss) for the year	(171)	80	(70)
Total comprehensive income (loss) for the year, net of tax	(17)	267	(433)
Attributable to non-controlling interests	20	17	15
Non-current assets	5,726	5,987	5,934
Current assets	1,493	1,166	1,350
Non-current liabilities	(3,660)	(3,639)	(4,110)
Current liabilities	(855)	(760)	(707)
Total equity	2,704	2,754	2,467	$ 2,871
Cash inflow (outflow) from operating activities	997	1,186	1,139
Cash inflow (outflow) from investing activities	(862)	(702)	80
Cash inflow (outflow) from financing activities	(148)	(763)	(1,186)
Net increase (decrease) in cash and cash equivalents	$ (13)	$ (279)	$ 33
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	7.50%	7.50%	7.50%
Profit allocated to material non-controlling interest	$ 7	$ 6	$ 4
Accumulated balances of material non-controlling interests	13	15	15
Revenue	517	472	399
Profit (loss) for the year	96	81	57
Total comprehensive income (loss) for the year, net of tax	96	81	57
Attributable to non-controlling interests	7	6	4
Dividends paid to non-controlling interests	(9)	(6)	0
Non-current assets	193	241	245
Current assets	171	177	182
Non-current liabilities	(103)	(108)	(114)
Current liabilities	(84)	(107)	(109)
Total equity	177	203	204
Cash inflow (outflow) from operating activities	189	110	98
Cash inflow (outflow) from investing activities	(55)	(57)	(60)
Cash inflow (outflow) from financing activities	(118)	(97)	3
Net increase (decrease) in cash and cash equivalents	$ 16	$ (44)	$ 41
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	15.00%	15.00%	15.00%
Profit allocated to material non-controlling interest	$ 13	$ 11	$ 8
Accumulated balances of material non-controlling interests	32	28	26
Revenue	489	367	350
Profit (loss) for the year	88	74	50
Total comprehensive income (loss) for the year, net of tax	88	74	50
Attributable to non-controlling interests	13	11	8
Dividends paid to non-controlling interests	(10)	(9)	(4)
Non-current assets	206	174	151
Current assets	189	178	158
Non-current liabilities	(101)	(79)	(79)
Current liabilities	(82)	(85)	(55)
Total equity	212	188	175
Cash inflow (outflow) from operating activities	152	120	76
Cash inflow (outflow) from investing activities	(82)	(59)	(29)
Cash inflow (outflow) from financing activities	(58)	(53)	(36)
Net increase (decrease) in cash and cash equivalents	$ 12	$ 8	$ 11